Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
Disclosure Of Cash And Cash Equivalents Text Block Abstract
CASH AND CASH EQUIVALENTS

NOTE 5 - CASH AND CASH EQUIVALENTS:

As of December 31, 2022 the balance of cash and cash equivalents was comprised of cash at banks and short-term bank deposits up to 3 months. As of December 31, 2021 the balance of cash and cash equivalents was comprised of cash at banks.